Material Related Party Transactions - Schedule of Name of the Related Parties and Relationship with the Company (Details)	6 Months Ended
Jun. 30, 2025
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2023, Mr. Ruilin Xu still holds 48.62% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.
Mr. Ruilin Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Zhiliang Hu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.
Shenzhen CIC Consulting Co., Ltd.[Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen CIC Consulting Co., Ltd.
Shenzhen Zhongtou Shunshi Investment Management Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd
Shenzhen Zhongtou Big Data Technology Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.
Shenzhen Zhongtou Industrial Treasure Network Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co. Ltd.
Infinity worldwide holding., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.